Waddell & Reed
                    Advisors
                    Municipal
                    Bond Fund,
                    Inc.

                    Semiannual
                    Report
                    --------------
                    March 31, 2001

CONTENTS

         3     President's Letter

         5     Performance Summary

         7     Portfolio Highlights

         8     Investments

        24     Statement of Assets and Liabilities

        25     Statement of Operations

        26     Statement of Changes in Net Assets

        27     Financial Highlights

        31     Notes to Financial Statements

        37     Independent Auditors' Report

        38     Directors & Officers














This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Municipal Bond Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the Waddell & Reed Advisors Municipal Bond Fund, Inc. current prospectus and current Fund performance information.

PRESIDENT'S LETTER OF MUNICIPAL BOND FUND
March 31, 2001

Dear Shareholder,

We are pleased to share with you this report on your Fund's operations for the six months ended March 31, 2001.

The last six months brought a difficult environment for the stock markets and for the economy as a whole. Corporate earnings reports continued to fall short of expectations during both the fourth quarter of 2000 and the first quarter of 2001. Consumer confidence waned as energy prices rose and the stock markets tumbled. The technology sector continued to experience falling stock prices, with more traditional sectors such as financial services, health care and energy soon following suit as the declining market seemed to have an effect across the board.

In an effort to halt the downward trend, and to attempt to stave off a perceived recession, the Federal Reserve cut interest rates three times during the six-month period, including twice in January, for a total of 1.5 percentage points. Despite this action, the markets and the economy had not yet reversed their mostly negative course as of March 31. Nonetheless, most economists forecast further interest rate cuts during the balance of 2001, and Congress is contemplating a tax-cut package that could help improve the economic outlook as the year progresses.

For the last six months, the technology-heavy Nasdaq Industrial Index was down
39.9 percent. The other two major indexes also suffered, although not quite as much, as the S&P 500 declined 18.7 percent and the Dow Jones Industrial Average declined 6.2 percent.

By contrast, bonds have done fairly well during the last six months, as evidenced by the Salomon Brothers Broad Investment Grade Index increasing 7.4 percent for the period. It appears that a combination of the slowing economy, a declining stock market and falling interest rates has helped bond performance over the last six months.

Going forward, we believe it is essential for investors to maintain a long-term perspective and to maintain a diversified portfolio. Short-term downturns often create excellent buying opportunities, as well as opportunities to further diversify holdings. We believe that it remains important for all investors to review their investment asset allocation on a regular basis to ensure that it continues to adhere to individual risk tolerance and is adaptable to market changes.

Essentially, this country has experienced a decade of economic expansion.
Market volatility during the last six months has suggested that we may now be entering a recession, although there is no current consensus among economists and analysts. We believe that the best way to approach a fluctuating market is to develop a personal financial plan. From our experience, those who adhere to a structured and consistent investment program remain well positioned to take advantage of opportunities, including those presented by the market's occasional downdrafts.

Remember, a plan that is appropriate for you is appropriate regardless of inevitable market changes. You have a partnership with your Waddell & Reed financial advisor, and that partnership is built upon a customized program based on your specific needs. Focusing on that plan, despite market fluctuations, could be your key to a sound financial future. Thank you for your ongoing commitment and support.

Respectfully,

Robert L. Hechler
President

SHAREHOLDER SUMMARY OF MUNICIPAL BOND FUND
--------------------------------------------------------------
Municipal Bond Fund

                                GOAL: To seek to provide income that is not subject to Federal income tax. (Income may be subject to state and local taxes and a significant portion may be subject to the Federal alternative minimum tax.)

Strategy
Invests primarily in tax-exempt municipal bonds, mainly of investment grade. The Fund diversifies its holdings among two main types of municipal bonds: general obligation bonds and revenue bonds.

Founded
1976

Scheduled Dividend Frequency
Monthly

Performance Summary - Class A Shares
             Per Share Data
For the Six Months Ended March 31, 2001
---------------------------------------
Dividends paid                   $0.17
                                 =====

Net asset value on
    3-31-01                      $6.93
    9-30-00                      $6.75
                                ------
Change per share                 $0.18
                                ======

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF MUNICIPAL BOND FUND
--------------------------------------------------------------
Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return (A)
                         Class A                      Class B
                  -----------------------    ------------------------
                      With      Without         With        Without
Period           Sales Load(B) Sales Load(C)  CDSC(D)        CDSC(E)
------            ----------   ----------    -----------    ----------
 1-year period
  ended 3-31-01     4.11%        8.73%           3.57%         7.57%
 5-year period
  ended 3-31-01     4.53%        5.44%            ---           ---
10-year period
  ended 3-31-01     6.67%        7.14%            ---           ---
Since inception
  of Class (F)       ---          ---            2.94%         5.58%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data is based on deduction of 4.25% sales load on the initial purchase in the periods.
(C)Performance data does not take into account the sales load deducted on an initial purchase.
(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of the period.
(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of the period.
(F)10-5-99 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)
Period           Class C (B)  Class Y(C)
------            ----------  ----------
1-year period
  ended 3-31-01     7.57%        8.87%
 5-year period
  ended 3-31-01      ---          ---
10-year period
  ended 3-31-01      ---          ---
Since inception
  of Class(D)       5.60%        2.73%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. (Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less.)
(C)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.
(D)10-7-99 for Class C shares and 12-30-98 for Class Y shares (the date on which shares were first acquired by shareholders).

SHAREHOLDER SUMMARY OF MUNICIPAL BOND FUND
--------------------------------------------------------------
Portfolio Highlights

On March 31, 2001, Waddell & Reed Advisors Municipal Bond Fund, Inc. had net assets totaling $748,189,945 invested in a diversified portfolio.

As a shareholder of Waddell & Reed Advisors Municipal Bond Fund, Inc., for every $100 you had invested on March 31, 2001, your Fund owned:

 $17.37  Hospital Revenue Bonds
  16.36  Public Power Revenue Bonds
  11.99  Other Municipal Bonds
  11.90  Housing Revenue Bonds
   9.98  Industrial Revenue/Pollution Control Revenue Bonds
   9.97  Cash and Cash Equivalents and Options
   7.42  Airport Revenue Bonds
   4.48  Student Loan Bonds
   3.71  Resource Recovery Bonds
   3.56  Transportation Revenue Bonds
   2.58  Lease/Certificates of Participation Bonds
   0.68  Derivative Bonds


                    2001 TAX YEAR TAXABLE EQUIVALENT YIELDS*
---------------------------------------------------------------------------
If your Taxable Income is:
                                    Your         Equivalent
                                  Marginal    Tax Free Yields
   Joint               Single        Tax---------------------------
   return              Return    Bracket Is  5%    6%    7%    8%

$      0- 45,200  $      0- 27,050          15%  5.88  7.06  8.24  9.41

$ 45,201-109,250  $ 27,051- 65,550          28%  6.94  8.33  9.72 11.11

$109,251-166,450  $ 65,551-136,750          31%  7.25  8.70 10.14 11.59

$166,451-297,300  $136,751-297,300          36%  7.81  9.38 10.94 12.50

$297,301 and above$297,301 and above      39.6%  8.28  9.93 11.59 13.25

*Table is for illustration only and does not represent the actual performance of Waddell & Reed Advisors Municipal Bond Fund, Inc.

THE INVESTMENTS OF MUNICIPAL BOND FUND
March 31, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS
ALASKA - 3.43%
 City of Valdez, Alaska, Marine Terminal
   Revenue Refunding Bonds (BP Pipelines
   (Alaska) Inc. Project), Series 1993A,
   5.85%, 8-1-25 (A) .....................   $17,650    $18,003,000
 State of Alaska, International Airports
   System Revenue Bonds, Series 1999A (AMT),
   5.0%, 10-1-19 (A) .....................     3,000      2,917,500
 Alaska Housing Finance Corporation,
   Housing Development Bonds, 1997
   Series B (AMT),
   5.8%, 12-1-29 .........................     2,390      2,428,837
 Alaska Energy Authority, Power Revenue
   Refunding Bonds, Fifth Series (Bradley
   Lake Hydroelectric Project),
   5.0%, 7-1-21 (A) ......................     2,350      2,308,875
                                                      -------------
                                                         25,658,212
                                                      -------------

CALIFORNIA - 3.53%
 Foothill/Eastern Transportation Corridor Agency,
   Toll Road Refunding Revenue Bonds, Series 1999,
   Capital Appreciation Bonds,
   0.0%, 1-15-17 .........................     7,500      3,225,000
 California Statewide Communities Development Authority:
   Hospital Refunding Revenue Certificates of
   Participation, Series 1993, Cedars-Sinai Medical
   Center, Inverse Floating Rate Securities (INFLOS),
   5.4%, 11-1-15 (B) .....................     6,600      6,748,500
   Hospital Revenue Certificates of Participation,
   Series 1992, Cedars-Sinai Medical Center,
   6.5%, 8-1-12 ..........................     5,200      5,869,500
 Southern California Public Power Authority,
   Multiple Project Revenue Bonds, 1989 Series,
   6.75%, 7-1-12 .........................     3,455      4,158,956
 California Rural Home Mortgage Finance Authority,
   Single Family Mortgage Revenue Bonds
   (Mortgage-Backed Securities Program):
   1997 Series C,
   6.75%, 3-1-29 .........................     2,050      2,378,000
   1998 Series B,
   6.35%, 12-1-29 ........................     1,940      2,143,700
 Delta Counties Home Mortgage Finance Authority
   (California), Single Family Mortgage Revenue
   Bonds (Mortgage-Backed Securities Program),
   1998 Series A,
   5.2%, 12-1-14 .........................     1,825      1,902,562
                                                      -------------
                                                         26,426,218
                                                      -------------


                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF MUNICIPAL BOND FUND
March 31, 2001
                                           Principal
                                           Amount in
                                           Thousands        Value
MUNICIPAL BONDS (Continued)
COLORADO - 2.63%
 Colorado Housing and Finance Authority,
   Single Family Program Senior and Subordinate
   Bonds:
   1997 Series C-2 Senior Bonds,
   6.875%, 11-1-28 .......................   $ 2,335    $ 2,536,394
   1999 Series A-2 Senior Bonds,
   6.45%, 4-1-30 .........................     2,185      2,348,875
   1999 Series C-2 Senior Bonds,
   7.05%, 4-1-31 .........................     2,000      2,247,500
   1997 Series A-2 Senior Bonds,
   7.25%, 5-1-27 .........................     1,575      1,714,781
   2001 Series A-2 Senior Bonds,
   6.5%, 8-1-31 ..........................     1,500      1,655,625
   2000 Series D-2 Senior Bonds,
   6.9%, 4-1-29 ..........................     1,500      1,674,375
   2000 Series B-3 Senior Bonds,
   6.7%, 10-1-16 .........................     1,000      1,113,750
   2000 Series D-3 Senior Bonds,
   6.75%, 4-1-32 .........................     1,000      1,117,500
   1998 Series A-3,
   6.5%, 5-1-16 ..........................     1,000      1,062,500
 City and County of Denver, Colorado,
   Airport System Revenue Bonds,
   Series 1996D,
   5.5%, 11-15-25 ........................     2,000      2,052,500
 Highlands Ranch Metropolitan District No. 3,
   Douglas County, Colorado, General
   Obligation Bonds, Series 1999,
   5.3%, 12-1-19 .........................     1,250      1,171,875
 University of Colorado Hospital Authority,
   Revenue Bonds, Series 1999A,
   5.0%, 11-15-19 (A) ....................     1,000        983,750
                                                      -------------
                                                         19,679,425
                                                      -------------

CONNECTICUT - 2.70%
 Eastern Connecticut Resource Recovery
   Authority, Solid Waste Revenue Bonds
   (Wheelabrator Lisbon Project),
   Series 1993A,
   5.5%, 1-1-14 ..........................    13,700     12,758,125
 Bristol Resource Recovery Facility Operating
   Committee, Solid Waste Revenue Refunding
   Bonds (Ogden Martin Systems of Bristol,
   Inc. Project - 1995 Series),
   6.5%, 7-1-14 ..........................     7,000      7,455,000
                                                      -------------
                                                         20,213,125
                                                      -------------


                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF MUNICIPAL BOND FUND
March 31, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
FLORIDA - 1.12%
 City of Miami, Florida, Health Facilities Authority,
   Health Facilities Revenue Refunding Bonds (Miami
   Mercy Hospital Project), Series 1994A,
   Auction Rate Securities, Inverse Floaters,
   5.25%, 8-15-15 ........................   $ 4,400    $ 4,493,500
 Housing Finance Authority of Lee County, Florida,
   Single Family Mortgage Revenue Bonds:
   Series 1998A, Subseries 6,
   6.45%, 3-1-31 .........................     2,175      2,368,031
   Series 1999A, Subseries 2,
   5.0%, 9-1-30 (A) ......................     1,495      1,500,606
                                                      -------------
                                                          8,362,137
                                                      -------------

GEORGIA - 2.69%
 Municipal Electric Authority of Georgia,
   Project One Special Obligation Bonds,
   Fifth Crossover Series,
   6.4%, 1-1-13 ..........................    15,500     18,139,325
 Private Colleges and Universities Authority,
   Revenue and Refunding Bonds (Mercer University
   Project), Tax-Exempt Series 1999A,
   5.25%, 10-1-20 ........................     2,000      1,997,500
                                                      -------------
                                                         20,136,825
                                                      -------------

HAWAII - 0.47%
 Department of Budget and Finance of the State
   of Hawaii, Special Purpose Revenue Bonds (Citizens
   Utilities Company Project), Series 1991, Linked
   Residual Interest Bonds (RIBS) and Select
   Auction Variable Rate Securities (SAVRS),
   6.66%, 11-1-21 ........................     3,500      3,491,250
                                                      -------------

IDAHO - 0.96%
 Idaho Health Facilities Authority, Hospital
   Revenue Refunding Bonds, Series 1992
   (IHC Hospitals, Inc.), Indexed Inverse Floating
   Rate Securities (Indexed INFLOS),
   6.65%, 2-15-21 (B) ....................     6,000      7,215,000
                                                      -------------


                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF MUNICIPAL BOND FUND
March 31, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value
MUNICIPAL BONDS (Continued)
ILLINOIS - 3.83%
 City of Chicago, Chicago O'Hare International
   Airport, Special Facilities Revenue Refunding
   Bonds (United Air Lines, Inc. Project):
   Series 1999A,
   5.35%, 9-1-16 .........................   $ 4,250    $ 3,771,875
   Series 2001B,
   6.1%, 11-1-35 .........................     2,500      2,537,500
   Series 2001C,
   6.3%, 5-1-16 ..........................     2,500      2,521,875
 City of Chicago, Collateralized Single Family
   Mortgage Revenue Bonds:
   Series 1998C-1,
   6.3%, 9-1-29 ..........................     3,980      4,313,325
   Series 1998A-1,
   6.45%, 9-1-29 .........................     2,440      2,674,850
   Series 1999A,
   6.35%, 10-1-30 ........................     2,500      2,684,375
   Series 1999C,
   7.05%, 10-1-30 ........................     2,000      2,210,000
   Series 1997-B,
   6.95%, 9-1-28 .........................     1,630      1,746,137
 Illinois Health Facilities Authority, Revenue Bonds:
   Series 1997A (Victory Health Services),
   5.375%, 8-15-16 .......................     3,000      2,715,000
   Series 1999 (Alexian Brothers Health System),
   5.0%, 1-1-19 (A) ......................     1,500      1,479,375
 School District Number 116, Champaign County,
   Illinois (Urbana), General Obligation School
   Building Bonds, Series 1999C,
   0.0%, 1-1-12 ..........................     1,695        993,694
 Bloomington-Normal Airport Authority of
   McLean County, Illinois, Central Illinois
   Regional Airport, Passenger Facility Charge
   Revenue Bonds, Series 2001,
   6.35%, 12-1-24 ........................     1,000        993,750
                                                      -------------
                                                         28,641,756
                                                      -------------

INDIANA - 5.29%
 Indianapolis Airport Authority,
   Special Facility Revenue Bonds, Series 1995 A
   (United Air Lines, Inc., Indianapolis
   Maintenance Center Project),
   6.5%, 11-15-31 ........................    10,850     10,416,000
 Indiana Transportation Finance Authority,
   Highway Revenue Bonds, Series 1990A,
   7.25%, 6-1-15 .........................     9,000     11,062,650


                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF MUNICIPAL BOND FUND
March 31, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
INDIANA (Continued)
 Indiana State Office Building Commission,
   Capitol Complex Revenue Bonds:
   Series 1990B (State Office Building I Facility),
   7.4%, 7-1-15 ..........................   $ 8,000    $10,090,000
   Series 1990A (Senate Avenue Parking Facility),
   7.4%, 7-1-15 ..........................     4,775      6,022,469
 Indiana Health Facility Financing Authority,
   Hospital Revenue Bonds, Series 1999A
   (Deaconess Hospital Obligated Group),
   5.75%, 3-1-19 .........................     2,000      1,962,500
                                                      -------------
                                                         39,553,619
                                                      -------------

KANSAS - 1.83%
 Sedgwick County, Kansas and Shawnee County,
   Kansas, Single Family Mortgage Revenue Bonds
   (Mortgage-Backed Securities Program):
   1998 Series A-1 (AMT),
   6.5%, 12-1-22 .........................     7,760      8,487,500
   1999 Series A-1 (AMT),
   6.875%, 12-1-26 .......................     1,980      2,195,325
   2001 Premium Series A-1 (AMT),
   5.25%, 12-1-32 ........................     1,500      1,616,250
 Unified School District No. 204, Wyandotte
   County, Kansas (Bonner Springs - Edwardsville),
   General Obligation Improvement and Refunding
   Bonds, Series 2000A,
   5.2%, 9-1-13 ..........................     1,305      1,370,250
                                                      -------------
                                                         13,669,325
                                                      -------------

KENTUCKY - 0.07%
 County of Jefferson, Kentucky, Insured
   Hospital Revenue Bonds, Series 1992 (Alliant
   Health System, Inc. Project), Inverse Floaters,
   6.436%, 10-23-14 (B) ..................       500        547,500
                                                      -------------

LOUISIANA - 0.77%
 Parish of East Baton Rouge, State of
   Louisiana, Refunding Revenue Bonds
   (Georgia-Pacific Corporation Project),
   Series 1998,
   5.35%, 9-1-11 .........................     3,000      2,808,750


                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF MUNICIPAL BOND FUND
March 31, 2001                             Principal
                                           Amount in
MUNICIPAL BONDS (Continued)                Thousands        Value
LOUISIANA (Continued)
 Louisiana Public Facilities Authority,
   Hospital Revenue and Refunding Bonds
   (Pendleton Memorial Methodist Hospital
   Project), Series 1998,
   5.25%, 6-1-17 .........................   $ 2,000    $ 1,550,000
 Parish of Webster, Louisiana, Pollution
   Control Revenue Refunding Bonds,
   1998 Series B (Non-AMT),
   5.2%, 3-1-13 ..........................     1,435      1,420,650
                                                      -------------
                                                          5,779,400
                                                      -------------

MASSACHUSETTS - 1.41%
 City of Quincy, Massachusetts, Revenue Refunding
   Bonds, Quincy Hospital Issue, Series 1993,
   Inverse Floating Rate Security (INFLOS),
   6.72%, 1-15-11 (B) ....................     5,700      6,084,750
 Massachusetts Housing Finance Agency,
   Single Family Housing Revenue Bonds,
   Series 57 (AMT),
   5.6%, 6-1-30 ..........................     4,400      4,438,500
                                                      -------------
                                                         10,523,250
                                                      -------------

MICHIGAN - 1.23%
 City of Detroit, Michigan, Sewage Disposal
   System Revenue and Revenue Refunding Bonds,
   Series 1993-A, Inverse Floating Rate Security
   (INFLOS),
   5.7%, 7-1-23 (B) ......................     5,200      5,278,000
 Michigan Strategic Fund, Limited Obligation
   Revenue Bonds, WMX Technologies, Inc.
   Project, Series 1993,
   6.0%, 12-1-13 .........................     4,000      3,945,000
                                                      -------------
                                                          9,223,000
                                                      -------------

MINNESOTA - 0.95%
 City of Rochester, Minnesota, Health Care
   Facilities Revenue Bonds (Mayo Foundation/Mayo
   Medical Center), Series 1992D, Floating Inverse
   Rate Securities (FIRS),
   6.15%, 11-15-09 (B) ...................     4,500      5,101,875
 HealthSystem Minnesota, The Healthcare Network,
   City of St. Louis Park, Minnesota, Health Care
   Facilities Revenue Bonds (HealthSystem Minnesota
   Obligated Group), Series 1993, Inverse Floater,
   5.1%, 7-1-13 (B) ......................     2,000      2,032,500
                                                      -------------
                                                          7,134,375
                                                      -------------


                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF MUNICIPAL BOND FUND
March 31, 2001                             Principal
                                           Amount in
                                           Thousands        Value
MUNICIPAL BONDS (Continued)
MISSISSIPPI - 2.86%
 Lowndes County, Mississippi, Solid Waste
   Disposal and Pollution Control
   Refunding Revenue Bonds (Weyerhaeuser
   Company Project), Series 1992B,
   6.7%, 4-1-22 ..........................   $11,000    $12,086,250
 Mississippi Higher Education Assistance
   Corporation, Student Loan Revenue Bonds,
   Subordinate Series 1996-C:
   6.75%, 9-1-14 .........................     5,500      5,671,875
   6.7%, 9-1-12 ..........................     1,470      1,514,100
 Mississippi Home Corporation, Single Family
   Mortgage Revenue Bonds, Series 1999A,
   6.3%, 6-1-31 ..........................     1,995      2,112,206
                                                      -------------
                                                         21,384,431
                                                      -------------

MISSOURI - 2.46%
 Health and Educational Facilities Authority
   of the State of Missouri, Health Facilities
   Revenue Bonds:
   Barnes-Jewish, Inc./Christian Health
   Services, Series 1993A,
   6.0%, 5-15-11 .........................     3,000      3,292,500
   Freeman Health System Project, Series 1998,
   5.25%, 2-15-18 ........................     2,460      2,127,900
   Lake of the Ozarks General Hospital, Inc.,
   Series 1998,
   5.1%, 2-15-18 (A) .....................     2,220      2,186,700
 Tax Increment Financing Commission of Kansas
   City, Missouri, Tax Increment Revenue Bond
   Anticipation Bonds (Briarcliff West Project),
   Series 2001A,
   6.75%, 4-1-02 .........................     2,000      1,999,840
 Missouri Housing Development Commission,
   Single Family Mortgage Revenue Bonds
   (Homeownership Loan Program):
   1997 Series C-1 (Non-AMT),
   6.55%, 9-1-28 .........................     1,915      2,089,744
   1998 Series D-2 (AMT),
   6.3%, 3-1-29 ..........................     1,145      1,223,719
   1998 Series B-2 (AMT),
   6.4%, 3-1-29 ..........................       915        985,913
   1997 Series A-2 (AMT),
   7.3%, 3-1-28 ..........................       790        881,837
 Missouri Higher Education Loan Authority
   (A Public Instrumentality and Body
   Corporate and Politic of the State of
   Missouri), Student Loan Revenue Bonds,
   Subordinate Series 1994A,
   5.45%, 2-15-09 ........................     1,500      1,511,250


                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF MUNICIPAL BOND FUND
March 31, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
MISSOURI (Continued)
 Missouri Development Finance Board, Infrastructure
   Facilities Revenue Bonds (City of Independence,
   Missouri - Eastland Center Project Phase II),
   Series 2000B,
   6.0%, 4-1-21 ..........................   $ 1,250    $ 1,265,625
 The Industrial Development Authority of the
   County of Taney, Missouri, Hospital Revenue
   Bonds (The Skaggs Community Hospital Association),
   Series 1998,
   5.3%, 5-15-18 .........................     1,000        873,750
                                                      -------------
                                                         18,438,778
                                                      -------------

MONTANA - 0.43%
 Montana Higher Education Student Assistance
   Corporation, Student Loan Revenue Bonds,
   Subordinate Series 1998-B,
   5.5%, 12-1-31 .........................     3,350      3,249,500
                                                      -------------

NEBRASKA - 1.46%
 Nebraska Higher Education Loan Program, Inc.,
   1993-2 Series A-6 Junior Subordinate Bonds,
   6.4%, 6-1-13 ..........................    10,000     10,887,500
                                                      -------------

NEVADA - 1.25%
 Clark County, Nevada:
   Industrial Development Refunding Revenue
   Bonds (Nevada Power Company Project),
   Series 1995B,
   5.9%, 10-1-30 .........................     5,500      4,908,750
   Industrial Development Revenue Bonds (Nevada
   Power Company Project), Series 1997A,
   5.9%, 11-1-32 .........................     2,000      1,790,000
 Nevada Housing Division, Single Family
   Mortgage Bonds:
   1998 Series A-1 Mezzanine Bonds,
   5.35%, 4-1-16 .........................     1,885      1,915,631
   1996 Series C Subordinate Bonds,
   6.35%, 4-1-09 .........................       715        758,794
                                                      -------------
                                                          9,373,175
                                                      -------------


                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF MUNICIPAL BOND FUND
March 31, 2001
                                           Principal
                                           Amount in
                                           Thousands        Value
MUNICIPAL BONDS (Continued)
NEW HAMPSHIRE - 1.97%
 State of New Hampshire, Turnpike System Revenue
   Bonds, 1994 Series C, Linked Select Auction
   Variable Rate Securities (SAVRS) and Residual
   Interest Bonds (RIBS),
   5.244%, 2-1-24 (A) ....................   $15,000    $14,737,500
                                                      -------------

NEW JERSEY - 0.12%
 New Jersey Health Care Facilities Financing
   Authority, Revenue Bonds, Englewood Hospital
   and Medical Center Issue, Series 1994,
   6.75%, 7-1-24 .........................     1,000        923,750
                                                      -------------

NEW MEXICO - 1.05%
 New Mexico Hospital Equipment Loan Council,
   Hospital Revenue Bonds (Memorial Medical
   Center, Inc. Project), Series 1998,
   5.5%, 6-1-28 ..........................     5,750      4,528,125
 New Mexico Educational Assistance Foundation,
   Student Loan Program Bonds:
   Second Subordinate 1996 Series A-3,
   6.75%, 11-1-08 ........................     2,175      2,310,937
   Second Subordinate 1995 Series A-3,
   6.6%, 11-1-10 .........................       965        983,094
                                                      -------------
                                                          7,822,156
                                                      -------------

NEW YORK - 2.62%
 New York State Medical Care Facilities Finance Agency,
   Mental Health Services Facilities Improvement
   Revenue Bonds, 1993 Series F Refunding,
   5.375%, 2-15-14 .......................     8,290      8,517,975
 The City of New York, General Obligation Bonds,
   Fiscal 1994 Series C, Inverse Floaters,
   20.66%, 9-30-03 (C) ...................     3,250      4,578,438
 New York State Urban Development Corporation,
   Correctional Capital Facilities Revenue Bonds,
   1993A Refunding Series,
   5.25%, 1-1-14 .........................     3,000      3,202,500
 Dormitory Authority of the State of New York:
   State University Educational Facilities,
   Revenue Bonds, Series 1990B,
   7.5%, 5-15-11 .........................     2,000      2,444,500
   Nyack Hospital, Revenue Bonds, Series 1996,
   6.25%, 7-1-13 .........................     1,000        876,250
                                                      -------------
                                                         19,619,663
                                                      -------------


                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF MUNICIPAL BOND FUND
March 31, 2001
                                           Principal
                                           Amount in
                                           Thousands        Value
MUNICIPAL BONDS (Continued)
NORTH CAROLINA - 2.65%
 The Columbus County Industrial Facilities
   and Pollution Control Financing Authority
   (North Carolina), Environmental Improvement
   Revenue Bonds, 1996 Series A,
   5.85%, 12-1-20 ........................   $ 5,000    $ 4,937,500
 County of Cumberland, North Carolina, Hospital
   Facility Revenue Bonds (Cumberland County
   Hospital System, Inc.), Series 1999:
   5.25%, 10-1-14 ........................     4,630      4,699,450
   5.25%, 10-1-19 ........................     2,100      2,063,250
   5.25%, 10-1-11 ........................     1,200      1,252,500
 North Carolina Medical Care Commission,
   Hospital Revenue Bonds:
   Gaston Health Care, Series 1998,
   5.0%, 2-15-19 .........................     2,500      2,387,500
   Halifax Regional Medical Center, Series 1998,
   5.0%, 8-15-18 .........................     2,170      1,814,663
   Rex Healthcare, Series 1998,
   5.0%, 6-1-17 (A) ......................       750        747,187
 The Martin County Industrial Facilities and
   Pollution Control Financing Authority (North
   Carolina), Solid Waste Disposal Revenue Bonds
   (Weyerhaeuser Company Project), Series 1993,
   5.65%, 12-1-23 ........................     2,000      1,922,500
                                                      -------------
                                                         19,824,550
                                                      -------------

NORTH DAKOTA - 0.65%
 City of Fargo, North Dakota, Health System
   Revenue Bonds (Meritcare Obligated Group),
   Series 1996A,
   5.55%, 6-1-16 .........................     2,350      2,432,250
 State of North Dakota, North Dakota Housing
   Finance Agency, Housing Finance Program Bonds,
   Home Mortgage Finance Program, 1998 Series A,
   5.25%, 7-1-18 .........................     1,275      1,278,188
 County of Burleigh, North Dakota, Healthcare
   Revenue Refunding Bonds, Series 1999
   (Medcenter One, Inc.),
   5.25%, 5-1-13 .........................     1,100      1,141,250
                                                      -------------
                                                          4,851,688
                                                      -------------

OHIO - 0.75%
 County of Erie, Ohio, Franciscan Services
   Corporation, Revenue Refunding Bonds,
   Series 1993 A (Providence Hospital, Inc.),
   6.0%, 1-1-13 ..........................     4,000      4,060,000


                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF MUNICIPAL BOND FUND
March 31, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
OHIO (Continued)
 State of Ohio, Air Quality Development Revenue
   Bonds (Columbus Southern Power Company
   Project), Series 1985 B,
   6.25%, 12-1-20 ........................   $ 1,500    $ 1,522,500
                                                      -------------
                                                          5,582,500
                                                      -------------

OKLAHOMA - 1.00%
 Oklahoma Housing Finance Agency, Single
   Family Mortgage Revenue Bonds
   (Homeownership Loan Program):
   1995 Series B, Subseries B-2 (AMT),
   7.625%, 9-1-26 ........................     4,125      4,547,813
   1996 Series A,
   7.05%, 9-1-26 .........................       820        873,300
 Trustees of the Tulsa Municipal Airport
   Trust, Revenue Bonds, Refunding Series 2000A,
   5.8%, 6-1-35 ..........................     2,000      2,035,000
                                                      -------------
                                                          7,456,113
                                                      -------------

OREGON - 0.90%
 State of Oregon, Housing and Community
   Services Department, Mortgage Revenue
   Bonds, Single-Family Mortgage Program:
   1992 Series B,
   6.875%, 7-1-28 ........................     3,765      3,901,481
   1996 Series D,
   6.375%, 7-1-27 ........................     2,690      2,804,325
                                                      -------------
                                                          6,705,806
                                                      -------------

PENNSYLVANIA - 4.19%
 City of Philadelphia, Pennsylvania, Water
   and Wastewater Revenue Bonds, Series 1993,
   Inverse Rate Securities,
   5.65%, 6-15-12 (B) ....................    14,200     14,839,000
 Allegheny County Hospital Development Authority
   (Pennsylvania), UPMC Health System Revenue
   Refunding Bonds, Series 1999B,
   5.0%, 12-15-17 (A) ....................     5,000      4,900,000
 The Philadelphia Parking Authority, Airport
   Parking Revenue Bonds, Series of 1999,
   5.25%, 9-1-20 (A) .....................     3,000      3,048,750


                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF MUNICIPAL BOND FUND
March 31, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
PENNSYLVANIA (Continued)
 Pennsylvania Intergovernmental Cooperation
   Authority, Special Tax Revenue Refunding
   Bonds (City of Philadelphia Funding Program),
   Series of 1999,
   5.0%, 6-15-21 (A) .....................   $ 2,500    $ 2,459,375
 Pennsylvania Higher Education Assistance Agency,
   Student Loan Revenue Bonds, Fixed Rate Bonds,
   1991 Series C,
   7.15%, 9-1-21 (A) .....................     2,190      2,282,352
 Falls Township Hospital Authority, Refunding
   Revenue Bonds, The Delaware Valley Medical Center
   Project (FHA Insured Mortgage), Series 1992,
   7.0%, 8-1-22 ..........................     2,000      2,105,000
 Pennsylvania Higher Educational Facilities Authority,
   Revenue Bonds (Thomas Jefferson University),
   1999 Series A,
   5.0%, 7-1-19 ..........................     1,750      1,739,063
                                                      -------------
                                                         31,373,540
                                                      -------------

SOUTH CAROLINA - 4.63%
 South Carolina Jobs - Economic Development
   Authority, Hospital Revenue Refunding and
   Improvement Bonds (South Carolina Baptist
   Hospital), Series 1993D, Intermediate Longs,
   Inverse Floating Securities,
   5.41%, 8-1-21 (A)(B) ..................    24,500     24,683,750
 Tobacco Settlement Revenue Management Authority,
   Tobacco Settlement Asset-Backed Bonds,
   Series 2001B (Tax-Exempt),
   6.375%, 5-15-28 .......................    10,000      9,937,500
                                                      -------------
                                                         34,621,250
                                                      -------------

TENNESSEE - 0.98%
 The Health and Educational Facilities Board
   of the Metropolitan Government of Nashville
   and Davidson County, Tennessee:
   Health Facility Revenue Refunding Bonds (Open
   Arms Developmental Centers Project), Series 1998,
   5.1%, 8-1-16 (A) ......................     2,745      2,745,000
   Multi-Modal Interchangeable Rate, Health Facility
   Revenue Bonds (Richland Place, Inc. Project),
   Series 1993,
   5.5%, 5-1-23 ..........................     1,825      1,831,844


                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF MUNICIPAL BOND FUND
March 31, 2001
                                           Principal
                                           Amount in
                                           Thousands        Value
MUNICIPAL BONDS (Continued)
TENNESSEE (Continued)
 Volunteer State Student Funding Corporation,
   Educational Loan Revenue Bonds,
   Junior Subordinate Series 1993C Bonds,
   5.85%, 12-1-08 ........................   $ 2,700    $ 2,727,000
                                                      -------------
                                                          7,303,844
                                                      -------------

TEXAS - 8.92%
 AllianceAirport Authority, Inc.,  Special
   Facilities Revenue Bonds, ..Series 1991
   (American Airlines, Inc. Project),
   7.0%, 12-1-11 .........................    14,400     15,858,000
 Dallas-Fort Worth International Airport, Facility
   Improvement Corporation, American Airlines,
   Inc., Revenue Refunding Bonds, Series 2000B,
   6.05%, 5-1-29 .........................     9,500      9,773,125
 Trinity River Authority of Texas (Tarrant
   County Water Project), Improvement and Refunding
   Revenue Bonds, Series 1999,
   5.25%, 2-1-20 (A) .....................     7,415      7,489,150
 Amarillo Health Facilities Corporation,
   Hospital Revenue Bonds (Baptist St. Anthony's
   Hospital Corporation Project), Series 1998,
   5.5%, 1-1-15 ..........................     6,320      6,730,800
 Brazos River Authority (Texas), Revenue Refunding
   Bonds (Houston Industries Incorporated Project),
   Series 1998B,
   5.125%, 11-1-20 (A) ...................     5,000      4,962,500
 City of Austin, Texas, Subordinate Lien
   Revenue Refunding Bonds, Series 1998,
   5.25%, 5-15-19 ........................     5,000      5,175,000
 Gulf Coast Waste Disposal Authority,
   Multi-Modal Interchangeable Rate Revenue
   Bonds (Champion International Corporation
   Project), Series 1992A,
   6.875%, 12-1-28 .......................     3,220      3,220,000
 Lufkin Health Facilities Development
   Corporation, Health System Revenue and
   Refunding Bonds (Memorial Health System
   of East Texas):
   Series 1995,
   6.875%, 2-15-26 .......................     2,925      2,680,031
   Series 1998,
   5.7%, 2-15-28 .........................     1,500      1,151,250
 City of Houston, Texas, Airport System,
   Special Facilities Revenue Bonds
   (Continental Airlines, Inc. Terminal
   Improvement Projects), Series 1997B,
   6.125%, 7-15-17 .......................     2,850      2,664,750


                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF MUNICIPAL BOND FUND
March 31, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
TEXAS (Continued)
 Texas Department of Housing and Community
   Affairs, Single Family Mortgage Revenue
   Bonds, 1997 Series D (AMT) TEAMS Structure:
   5.65%, 3-1-29 .........................   $ 2,500    $ 2,531,250
   5.7%, 9-1-29 ..........................     1,500      1,518,750
 Midland County Hospital District, Hospital
   Revenue Refunding Bonds, Series 1997,
   5.375%, 6-1-16 ........................     2,000      2,037,500
 Collin County Housing Finance Corporation,
   Student Housing Revenue Bonds (Collin
   County Community College District Foundation,
   Inc. Project),  Series 1998A,
   5.25%, 6-1-31 .........................     1,000        975,000
                                                      -------------
                                                         66,767,106
                                                      -------------

UTAH - 3.58%
 Tooele County, Utah, Hazardous Waste Treatment
   Revenue Bonds (Union Pacific Corporation/
   USPCI, Inc. Project), Series A,
   5.7%, 11-1-26 .........................    30,000     26,812,500
                                                      -------------

WASHINGTON - 11.66%
 Washington Public Power Supply System:
   Nuclear Project No. 3, Refunding Revenue Bonds:
   Series 1989B,
   7.125%, 7-1-16 ........................    20,750     25,730,000
   Series 1993C,  Inverse Floating Rate Security,
   5.26%, 7-1-12 (B) .....................    14,000     14,420,000
   Nuclear Project No. 1, Refunding Revenue Bonds:
   Series 1993A, Inverse Floating Rate Security,
   5.61%, 7-1-11 (A)(B) ..................    15,000     16,593,750
   Series 1989B,
   7.125%, 7-1-16 ........................     8,200     10,168,000
   Nuclear Project No. 2, Refunding Revenue
   Bonds, Series 1994A, Inverse Floating Rate
   Securities,
   5.258%, 7-1-12 (A)(B) .................     5,000      5,331,250
 State of Washington, Various Purpose General
   Obligation Bonds, Series 1990A,
   6.75%, 2-1-15 .........................     4,995      5,969,025
 Public Utility District No. 1 of Douglas County,
   Washington, Wells Hydroelectric Revenue Bonds,
   Series of 1965,
   3.7%, 9-1-18 ..........................     3,910      3,626,525


                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF MUNICIPAL BOND FUND
March 31, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
WASHINGTON (Continued)
 Pilchuck Development Public Corporation (State
   of Washington), Special Facilities Airport
   Revenue Bonds, Series 1993 (TRAMCO, INC. Project),
   6.0%, 8-1-23 ..........................   $ 3,500    $ 3,425,625
 Housing Authority of the City of Seattle,
   Low-Income Housing Assistance Revenue Bonds,
   1995 (GNMA Collateralized Mortgage
   Loan - Kin On Project),
   7.4%, 11-20-36 ........................     1,750      1,977,500
                                                      -------------
                                                         87,241,675
                                                      -------------

WEST VIRGINIA - 0.76%
 Braxton County, West Virginia, Solid Waste
   Disposal Revenue Bonds (Weyerhaeuser Company
   Project), Series 1995A,
   6.5%, 4-1-25 ..........................     3,500      3,600,625
 The County Commission of Monongalia County, West
   Virginia, Pollution Control Revenue Bonds (The
   Potomac Edison Company Fort Martin Station Project),
   1993 Series B,
   5.95%, 4-1-13 .........................     2,000      2,077,500
                                                      -------------
                                                          5,678,125
                                                      -------------

WISCONSIN - 1.91%
 Wisconsin Public Power Incorporated SYSTEM
   (The), Power Supply System Revenue Bonds,
   Series 1993B-2, Yield Curve Notes (YCNs),
   5.44%, 7-1-14 (B) .....................    11,000     11,275,000
 Wisconsin Housing and Economic Development
   Authority, Home Ownership Revenue Bonds,
   1997 Series H,
   5.75%, 9-1-28 .........................     3,000      3,052,500
                                                      -------------
                                                         14,327,500
                                                      -------------

WYOMING - 0.32%
 Wyoming Student Loan Corporation (A Nonprofit
   Corporation Organized Under the Laws of the
   State of Wyoming), Student Loan Revenue
   Refunding Bonds, Series 1999A (Non-AMT),
   6.2%, 6-1-24 ..........................     2,250      2,401,875
                                                      -------------


                See Notes to Schedule of Investments on page   .

THE INVESTMENTS OF MUNICIPAL BOND FUND
March 31, 2001

                                                            Value

TOTAL MUNICIPAL BONDS - 90.03%                         $673,638,942
 (Cost: $652,485,363)

TOTAL SHORT-TERM SECURITIES - 9.46%                    $ 70,763,519
 (Cost: $70,763,519)

TOTAL INVESTMENT SECURITIES - 99.49%                   $744,402,461
 (Cost: $723,248,882)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.51%         3,787,484

NET ASSETS - 100.00%                                   $748,189,945


Notes to Schedule of Investments

(A) This security serves as collateral for the following open futures contracts at March 31, 2001:
                  Number of    Expiration        Market
Type              Contracts       Date            Value
------           ----------    ---------        ---------
Treasury
Bond                 665        6-29-01        $69,284,687

Municipal
Bond Index           159        6-29-01         16,521,094
                                               ----------
                                               $85,805,781
                                               ==========

(B) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 2001.

(C) The interest rate is subject to change periodically and inversely based upon prevailing market rates with a leverage factor of three. The interest rate shown is the rate in effect at March 31, 2001.

    See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

    See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
MUNICIPAL BOND FUND
March 31, 2001
(In Thousands, Except for Per Share and Share Amounts)
ASSETS
 Investment securities--at value (Notes 1 and 3)  ...      $744,402
 Cash  ..............................................            24
 Receivables:
   Interest .........................................         9,318
   Fund shares sold .................................           488
 Prepaid insurance premium  .........................            25
                                                           --------
    Total assets  ...................................       754,257
LIABILITIES                                                --------
 Payable for investment securities purchased ........         2,965
 Payable to Fund shareholders  ......................         2,604
 Variation margin payable ...........................           247
 Accrued service fee (Note 2)  ......................           138
 Accrued transfer agency and dividend
   disbursing (Note 2) ..............................            62
 Accrued management fee (Note 2)  ...................            21
 Accrued distribution fee (Note 2)  .................             9
 Accrued accounting services fee (Note 2) ...........             8
 Other  .............................................            13
                                                           --------
    Total liabilities  ..............................         6,067
                                                           --------
      Total net assets ..............................      $748,190
NET ASSETS                                                 ========
 $0.001 par value capital stock
   Capital stock ....................................      $    108
   Additional paid-in capital .......................       748,386
 Accumulated undistributed income (loss):
   Accumulated undistributed net investment income ..           601
   Accumulated undistributed net realized loss on
    investment transactions  ........................       (22,390)
   Net unrealized appreciation in value of investments       21,154
   Net unrealized appreciation in value of futures
    contracts .......................................           331
    Net assets applicable to outstanding units             --------
      of capital ....................................      $748,190
Net asset value per share (net assets divided              ========
 by shares outstanding):
 Class A  ...........................................         $6.93
 Class B  ...........................................         $6.92
 Class C  ...........................................         $6.93
 Class Y  ...........................................         $6.93
Capital shares outstanding
 Class A  ...........................................   107,494,641
 Class B  ...........................................       359,321
 Class C  ...........................................       154,119
 Class Y  ...........................................           308
Capital shares authorized ...........................   600,000,000
                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
MUNICIPAL BOND FUND
For the Six Months Ended March 31, 2001
(In Thousands)
INVESTMENT INCOME
 Interest and amortization (Note 1B)  ..............      $21,363
                                                          -------
 Expenses (Note 2):
   Investment management fee .......................        1,938
   Service fee:
    Class A ........................................          806
    Class B ........................................            2
    Class C ........................................            1
   Transfer agency and dividend disbursing:
    Class A ........................................          326
    Class B ........................................            2
    Class C ........................................            1
   Distribution fee:
    Class A ........................................           46
    Class B ........................................            6
    Class C ........................................            3
   Accounting services fee .........................           47
   Audit fees ......................................           10
   Custodian fees ..................................            9
   Legal fees ......................................            6
   Shareholder servicing - Class Y .................            5
   Other ...........................................           84
                                                          -------
    Total expenses  ................................        3,292
                                                          -------
      Net investment income ........................       18,071
                                                          -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (NOTES 1 AND 3)
 Realized net gain on securities  ..................          746
 Realized net loss on put options purchased  .......       (1,388)
 Realized net loss on futures contracts closed  ....       (6,379)
                                                          -------
   Realized net loss on investments ................       (7,021)
                                                          -------
 Net unrealized appreciation in value of
   securities during the period ....................       26,577
 Unrealized appreciation on future contracts
   open.............................................          331
                                                          -------
   Net unrealized appreciation in value of
    investments during the period ..................       26,908
                                                          -------
    Net gain on investments  .......................       19,887
                                                          -------
      Net increase in net assets resulting
       from operations  ............................      $37,958
                                                          =======
                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
MUNICIPAL BOND FUND
(In Thousands)
                                           For the         For the
                                          six months     fiscal year
                                             ended           ended
                                          March 31,      September 30,
                                             2001             2000
                                        ------------    --------------
INCREASE (DECREASE) IN NET ASSETS
 Operations:
   Net investment income..............      $ 18,071          $ 41,126
   Realized net loss on
    investments  .....................        (7,021)          (10,859)
   Unrealized appreciation
    (depreciation)  ..................        26,908              (736)
                                            --------          --------
    Net increase (decrease) in net assets
      resulting from operations ......        37,958             29,531
                                            --------          --------
 Distributions to shareholders (Note 1D):*
   From net investment income:
    Class A                                  (17,857)          (41,036)
    Class B                                      (31)              (18)
    Class C                                      (16)              (11)
    Class Y                                     (183)             (145)
   From realized gains on securities transactions:
    Class A                                       ---           (5,032)
    Class B                                       ---               (1)
    Class C                                       ---               (1)
    Class Y                                       ---              ---**
   In excess of realized gains on securities transactions:
    Class A                                       ---           (4,030)
    Class B                                       ---               (1)
    Class C                                       ---              ---**
    Class Y                                       ---              ---**
                                            --------          --------
                                             (18,087)          (50,275)
                                            --------          --------
 Capital share transactions
   (Note 7) ..........................       (13,056)         (111,963)
                                           ---------          --------
       Total increase (decrease)  ....         6,815          (132,707)
NET ASSETS
 Beginning of period  ................       741,375           874,082
                                           ---------          --------
 End of period, including undistributed
   net investment income of $601 and
   $617, respectively ................      $748,190          $741,375
                                            ========          ========
   *See "Financial Highlights" on pages 27 - 30.
  **Not shown due to rounding.
                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
MUNICIPAL BOND FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:
                  For the
                      six         For the fiscal year ended
                     months              September 30,
                     ended   ------------------------------------
                    3-31-01    2000   1999    1998   1997    1996
                     ------  ------ ------  ------ ------  ------
Net asset value,
 beginning of period  $6.75   $6.90  $7.63   $7.47  $7.32   $7.25
                      -----   -----  -----   -----  -----   -----
Income (loss) from investment
 operations:
 Net investment
   income ..........   0.17**  0.35   0.36    0.37   0.38    0.39
 Net realized and
   unrealized gain
   (loss) on
   investments .....   0.18** (0.08) (0.61)   0.25   0.30    0.12
                      -----   -----  -----   -----  -----   -----
Total from investment
 operations  .......   0.35    0.27  (0.25)   0.62   0.68    0.51
                      -----   -----  -----   -----  -----   -----
Less distributions:
 From net investment
   income ..........  (0.17)  (0.35) (0.37)  (0.37) (0.37)  (0.39)
 From capital gains   (0.00)  (0.03) (0.11)  (0.09) (0.16)  (0.05)
 In excess of capital
   gains ...........  (0.00)  (0.04) (0.00)  (0.00) (0.00)  (0.00)
                      -----   -----  -----   -----  -----   -----
Total distributions   (0.17)  (0.42) (0.48)  (0.46) (0.53)  (0.44)
                      -----   -----  -----   -----  -----   -----
Net asset value,
 end of period  ....  $6.93   $6.75  $6.90   $7.63  $7.47   $7.32
                      =====   =====  =====   =====  =====   =====
Total return* ......   5.17%   4.24% -3.46%   8.67%  9.77%   7.16%
Net assets, end of
 period (in
 millions)  ........   $745    $739   $874    $997   $994    $997
Ratio of expenses to
 average net assets    0.88%** 0.89%  0.79%   0.72%  0.67%   0.68%
Ratio of net investment
 income to average
 net assets  .......   4.82%** 5.23%  4.98%   4.95%  5.14%   5.23%
Portfolio
 turnover rate  ....  14.97%  15.31% 30.93%  50.65% 47.24%  74.97%

   *Total return calculated without taking into account the sales load deducted on an initial purchase.
  **Annualized.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
MUNICIPAL BOND FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                                           For the
                            For the         period
                                six           from
                             months       10-5-99*
                              ended        through
                            3-31-01        9-30-00
                            -------        -------
Net asset value,
 beginning of period          $6.74          $6.87
                              ----           ----
Income (loss) from investment
 operations:
 Net investment income         0.13           0.28
 Net realized and
   unrealized gain (loss)
   on investments ..           0.18          (0.05)
                              ----           ----
Total from investment
 operations  .......           0.31           0.23
                              ----           ----
Less distributions:
 From net investment
   income ..........          (0.13)         (0.29)
 From capital gains           (0.00)         (0.03)
 In excess of capital
   gains ...........          (0.00)         (0.04)
                                             ----
Total distributions           (0.13)         (0.36)
                              ----           ----
Net asset value,
 end of period  ....          $6.92          $6.74
                              ====           ====
Total return .......           4.68%          3.56%
Net assets, end of
 period (in millions)            $2             $1
Ratio of expenses to
 average net assets            1.75%**        1.86%**
Ratio of net investment
 income to average
 net assets  .......           3.92%**        4.17%**
Portfolio turnover
 rate  .............          14.97%         15.31%***

  *Commencement of operations.
 **Annualized.
***For the fiscal year ended September 30, 2000.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
MUNICIPAL BOND FUND
Class C Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                                           For the
                            For the         period
                                six           from
                             months       10-7-99*
                              ended        through
                            3-31-01        9-30-00
                            -------        -------
Net asset value,
 beginning of period          $6.74          $6.87
                              ----           ----
Income (loss) from investment
 operations:
 Net investment income         0.13           0.29
 Net realized and
   unrealized gain (loss)
   on investments ..           0.19          (0.06)
                              ----           ----
Total from investment
 operations  .......           0.32           0.23
                              ----           ----
Less distributions:
 From net investment
   income ..........          (0.13)         (0.29)
 From capital gains           (0.00)         (0.03)
 In excess of capital
   gains ...........          (0.00)         (0.04)
                              ----           ----
Total distributions           (0.13)         (0.36)
                              ----           ----
Net asset value,
 end of period  ....          $6.93          $6.74
                              ====           ====
Total return .......           4.68%          3.56%
Net assets, end of
 period (in millions)            $1             $1
Ratio of expenses to
 average net assets            1.75%**        1.84%**
Ratio of net investment
 income to average
 net assets  .......           3.93%**        4.18%**
Portfolio turnover
 rate  .............          14.97%         15.31%***

  *Commencement of operations.
 **Annualized.
***For the fiscal year ended September 30, 2000.


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
MUNICIPAL BOND FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:
                                                  For the
                    For the        For the         period
                        six         fiscal           from
                     months           year        12-30-98*
                      ended          ended        through
                    3-31-01        9-30-00        9-30-99
                    -------        -------        -------
Net asset value,
 beginning of period  $6.75          $6.90          $7.41
                      -----          -----          -----
Income (loss) from investment operations:
 Net investment
   income ..........   0.17           0.36**         0.28
 Net realized and
   unrealized loss
   on investments ..   0.18          (0.08)**       (0.51)
                      -----          -----          -----
Total from investment
 operations  .......   0.35           0.28          (0.23)
                      -----          -----          -----
Less distributions
 From net investment
   income ..........  (0.17)         (0.36)         (0.28)
 From capital gains   (0.00)         (0.03)         (0.00)
 In excess of capital
   gains ...........  (0.00)         (0.04)         (0.00)
                      -----          -----          -----
Total distributions.  (0.17)         (0.43)         (0.28)
                      -----          -----          -----
Net asset value,
 end of period  ....  $6.93          $6.75          $6.90
                      =====          =====          =====
Total return .......   5.25%          4.32%         -3.21%
Net assets, end of
 period (000 omitted)    $2             $2             $2
Ratio of expenses
 to average net
 assets  ...........   0.70%***       0.71%          0.67%***
Ratio of net
 investment income
 to average net
 assets  ...........   4.91%***       5.38%          5.08%***
Portfolio
 turnover rate  ....  14.97%         15.31%         30.93%****

   *Commencement of operations.
  **Based on average weekly shares outstanding.
 ***Annualized.
***For the fiscal year ended September 30, 1999.
                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
March 31, 2001

NOTE 1 -- Significant Accounting Policies

     Waddell & Reed Advisors Municipal Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to provide income not subject to Federal income tax. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation -- Municipal bonds and the taxable obligations in the Fund's investment portfolio are not listed or traded on any securities exchange. Therefore, municipal bonds are valued using a pricing system provided by a pricing service or dealer in bonds. Short-term debt securities, whether taxable or nontaxable, are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code) and premiums on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Interest income is recorded on the accrual basis. See Note 3 -- Investment Security Transactions.

C. Federal income taxes -- The Fund intends to distribute all of its net investment income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. In addition, the Fund intends to meet requirements of the Internal Revenue Code which will permit it to pay dividends from net investment income, substantially all of which will be exempt from Federal income tax. See Note 4 -- Federal Income Tax Matters.

D. Dividends and distributions -- Dividends and distributions to shareholders are recorded by the Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, net operating losses and expiring capital loss carryovers.

E.   Futures -- See Note 5 -- Futures.

F.   Options -- See Note 6 -- Options.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A new provision in the AICPA Audit and Accounting Guide for investment Companies, as revised, requires mandatory amortization of premiums and discounts on debt securities for fiscal years beginning after December 15, 2000. The Fund already amortizes premiums and discounts on debt securities; therefore management believes there will be no material impact to the Fund.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

     The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rate of 0.525% of net assets up to $500 million, 0.50% of net assets over $500 million and up to $1 billion, 0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion. The Fund accrues and pays the fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of W&R, serves as the Fund's investment manager.

     The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level           Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10          $      0
           From $   10 to $   25          $ 11,000
           From $   25 to $   50          $ 22,000
           From $   50 to $  100          $ 33,000
           From $  100 to $  200          $ 44,000
           From $  200 to $  350          $ 55,000
           From $  350 to $  550          $ 66,000
           From $  550 to $  750          $ 77,000
           From $  750 to $1,000          $ 93,500
                $1,000 and Over           $110,000

     In addition, for each class of shares in excess of one, the Fund pays WARSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

     For Class A, Class B and Class C shares, the Fund pays WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.6125 for each shareholder account which was in existence at any time during the prior month. With respect to Class Y shares, the Fund pays WARSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

     As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $286,017. During the period ended March 31, 2001, W&R received $3,667 and $143 in deferred sales charges for Class B shares and Class C shares, respectively. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $188,191 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

     Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

     Under the Distribution and Service Plan adopted by the Fund for Class B and Class C shares, respectively, the Fund may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

     The Fund paid Directors' fees of $11,403, which are included in other expenses.

     W&R is a subsidiary of Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions

     Purchases of investment securities, other than U.S. Government and short-term securities, aggregated $99,447,418, while proceeds from maturities and sales aggregated $114,254,346. Proceeds from options aggregated $950,882. Purchases of short-term securities aggregated $910,849,661 while proceeds from maturities and sales aggregated $912,092,131. No long-term U.S. Government securities were bought or sold during the period ended March 31, 2001.

     For Federal income tax purposes, cost of investments owned at March 31, 2001 was $727,355,283, resulting in net unrealized appreciation of $17,047,178, of which $27,503,706 related to appreciated securities and $10,456,528 related to depreciated securities.

NOTE 4 -- Federal Income Tax Matters

     For Federal income tax purposes, the Fund realized capital gain net income of $245,103 during its fiscal year ended September 30, 2000, which included the effect of certain losses deferred into the next fiscal year (see discussion below). The capital gain net income has been distributed to the Fund's shareholders.

     Internal Revenue Code regulations permit the Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses"). From November 1, 1999 through September 30, 2000, the Fund incurred net capital losses of $11,322,610, which has been deferred to the fiscal year ending September 30, 2001.

NOTE 5 -- Futures

     The Fund may engage in buying and selling interest rate futures contracts, but only Debt Futures and Municipal Bond Index Futures. Upon entering into a futures contract, the Fund is required to deposit, in a segregated account, an amount of cash or U.S. Treasury Bills equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments ("variation margins") are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying debt security or index. These changes in the variation margins are recorded by the Fund as unrealized gains or losses. Upon the closing of the contracts, the cumulative net change in the variation margin is recorded as realized gain or loss. The Fund uses futures to attempt to reduce the overall risk of its investments.

NOTE 6 -- Options

     Options purchased by the Fund are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put. The Fund uses options to attempt to reduce the overall risk of its investments.

NOTE 7 -- Multiclass Operations

     The Fund is authorized to offer four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate transfer agency and dividend disbursement services fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

     Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

     Transactions in capital stock are summarized below. Amounts are in thousands.

                            For the       For the
                         six months   fiscal year
                              ended         ended
                          March 31, September 30,
                               2001          2000
                       ------------  ------------
Shares issued from sale
 of shares:
 Class A  ............        4,965         8,242
 Class B .............          210           175
 Class C .............           93            86
 Class Y  ............        6,385         3,935
Shares issued from reinvestment
 of dividends and/or capital gains
 distribution:
 Class A  ............        2,083         6,136
 Class B .............            4             2
 Class C .............            2             2
 Class Y  ............           27            22
Shares redeemed:
 Class A  ............       (9,190)      (31,337)
 Class B .............          (12)          (20)
 Class C .............          (27)           (2)
 Class Y  ............       (6,412)       (3,957)
                            -------        ------
Decrease in outstanding
 capital shares ......       (1,872)      (16,716)
                            =======        ======
Value issued from sale
 of shares:
 Class A  ............      $34,111       $54,649
 Class B .............        1,446         1,165
 Class C .............          642           574
 Class Y  ............       43,711        25,848
Value issued from reinvestment
 of dividends and/or capital gains
 distribution:
 Class A  ............       14,250        40,755
 Class B .............           25            17
 Class C .............           14            12
 Class Y  ............          183           145
Value redeemed:
 Class A  ............      (62,972)     (208,374)
 Class B .............          (83)         (132)
 Class C .............         (186)          (16)
 Class Y  ............      (44,197)      (26,606)
                          ---------      --------
Decrease in outstanding
 capital  ............     $(13,056)    $(111,963)
                          =========      ========

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Waddell & Reed Advisors Municipal Bond Fund, Inc.:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors Municipal Bond Fund, Inc. (the "Fund") as of March 31, 2001, and the related statement of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended September 30, 2000, and the financial highlights for the six-month period ended March 31, 2001, and for each of the five fiscal years in the period ended September 30, 2000. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors Municipal Bond Fund, Inc. as of March 31, 2001, the results of its operations for the six-month period then ended, the changes in its net assets for the six-month period then ended and the fiscal year ended September 30, 2000, and the financial highlights for the six-month period ended March 31, 2001, and for each of the five fiscal years in the period ended September 30, 2000, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Kansas City, Missouri
May 9, 2001

DIRECTORS
Keith A. Tucker, Overland Park, Kansas, Chairman of the Board
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
David P. Gardner, San Mateo, California
Linda K. Graves, Topeka, Kansas
Joseph Harroz, Jr., Norman, Oklahoma
John F. Hayes, Hutchinson, Kansas
Robert L. Hechler, Overland Park, Kansas
Henry J. Herrmann, Overland Park, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Frederick Vogel III, Milwaukee, Wisconsin

OFFICERS
Robert L. Hechler, President
Bryan J. Bailey, Vice President
Henry J. Herrmann, Vice President
Theodore W. Howard, Vice President and Treasurer
Kristen A. Richards, Vice President and Secretary
Daniel C. Schulte, Vice President

The Waddell & Reed Advisors Group of Mutual Funds

Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Asset Strategy Fund, Inc.
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Cash Management, Inc.
Waddell & Reed Advisors Continental Income Fund, Inc.
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Global Bond Fund, Inc.
Waddell & Reed Advisors Government Securities Fund, Inc.
Waddell & Reed Advisors High Income Fund, Inc.
Waddell & Reed Advisors International Growth Fund, Inc.
Waddell & Reed Advisors Municipal Bond Fund, Inc.
Waddell & Reed Advisors Municipal High Income Fund, Inc.
Waddell & Reed Advisors Municipal Money Market Fund, Inc.
Waddell & Reed Advisors New Concepts Fund, Inc.
Waddell & Reed Advisors Retirement Shares, Inc.
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Small Cap Fund, Inc.
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
Waddell & Reed Advisors Value Fund, Inc.
Waddell & Reed Advisors Vanguard Fund, Inc.



FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (888)-WADDELL
  (888)-923-3355

Our INTERNET address is:
  http://www.waddell.com

For more complete information regarding any of the mutual funds in Waddell & Reed Advisors Funds, including charges and expenses, please obtain the Fund's prospectus by calling or writing to the number or address listed above. Please read the prospectus carefully before investing.


NUR1008SA(3-01)